Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2016
Registrant Name	dei_EntityRegistrantName	Clough Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001638872
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 01, 2017
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2017
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Clough Global Long/Short Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	clough_ProspectusSupplementTextBlock

Clough Funds Trust

SUPPLEMENT DATED NOVEMBER 1, 2017

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION DATED FEBRUARY 28, 2017

Effective December 1, 2017, Class A shares of the Clough Global Long/Short Fund will be renamed Investor Class shares and such shares will be offered without an initial sales charge or a contingent deferred sales charge. The section entitled "FEES AND EXPENSES OF THE FUND" in the Fund's Summary Section of its Prospectus and Summary Prospectus is deleted and replaced in its entirety with the following:

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Investor Class	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%(1)	None
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.35%	1.35%	1.35%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	2.63%	2.43%	2.41%
Dividend and Interest Expense on Short Sales	0.90%	0.90%	0.90
Shareholder Services Fees	0.10%	None	None
Other Fund Expenses	1.63%	1.53%	1.51%
Acquired Fund Fees and Expenses(2)	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses	4.40%	4.95%	3.93%
Fee Waiver and/or Expense Reimbursement(3)	-1.38%	-1.28%	-1.26%
Total Annual Fund Operating Expenses After Fee Waiver and/ or Expense Reimbursement	3.02%	3.67%	2.67%

(1)	On Class C shares redeemed within 12 months of purchase.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(3)	Clough Capital Partners L.P. (the "Adviser") has agreed contractually to limit the operating expenses of each class of the Fund (excluding Rule 12b-1 Distribution and Service Fees, Shareholder Services Fees, acquired fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, and litigation, indemnification and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 1.60% through September 30, 2018. The Adviser is permitted to recover, on a class-by-class basis, any fees waived and/or expenses reimbursed pursuant to the waiver arrangement described above to the extent that such recovery does not cause total annual operating expenses to exceed the expense limitation in effect (i) at the time the fees and/or expenses to be recovered were waived and/or reimbursed and (ii) at the time of such recovery. The Adviser will not be entitled to recover any such waived or reimbursed fees and expenses more than three years after the end of the fiscal year in which the fees were waived or expenses were reimbursed. The Adviser may not terminate this waiver arrangement without the approval of the Fund's Board of Trustees.

Example

This Example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver and/or expense reimbursements shown in the Annual Fund Operating Expenses table are only reflected for the length of the expense commitment in each time period shown below.

	1 Year	3 Years	5 Years	10 Years
Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Class A Shares	$305	$1,207	$2,121	$4,451
Class C Shares	$469	$1,373	$2,377	$4,893
Class I Shares	$270	$1,083	$1,912	$4,064
You would pay the following expenses if you did not redeem your shares:
Class A Shares	$305	$1,207	$2,121	$4,451
Class C Shares	$369	$1,373	$2,377	$4,893
Class I Shares	$270	$1,083	$1,912	$4,064

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE